SHAREHOLDERS' EQUITY	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY [Line Items]
SHAREHOLDERS' EQUITY

NOTE 9 — SHAREHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Class A common stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2021 and 2020, there were 1,287,053 and 0 shares of Class A common stock issued or outstanding, excluding 15,962,947 and 0 shares subject to possible redemption.

Class B common stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of June 30, 2021 and 2020, there were 4,312,500 shares of Class B common stock issued or outstanding.

The shares of Class B common stock will automatically convert into shares of the Company’s Class A common stock at the time of an initial Business Combination or at any time prior thereto at the option of the holder on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in our initial public offering and related to the closing of the initial Business Combination, including pursuant to a specified future issuance, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of our initial public offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to us). If the Company enters into an initial Business Combination, it may (depending on the terms of such an initial Business Combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on the initial Business Combination to the extent the Company seeks stockholder approval in connection with the initial Business Combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock.

On February 24, 2020, the Company effectuated a recapitalization. Each outstanding share of the Company’s Common Stock became 0.8425 shares of Class B common stock, resulting in an aggregate of 4,312,500 Founder Shares outstanding. On August 14, 2020, the Sponsor forfeited an aggregate of 2,833,333 shares of Class B Common Stock to the Company, and each of Nautilus and HB Strategies purchased from the Company 1,379,167 shares of Class B Common Stock. In January 2021, three initial stockholders of the Company forfeited an aggregate of 718,750 shares of Class B common stock at no cost, which the Company cancelled, resulting in an aggregate of 3,593,750 founder shares outstanding and held by its initial stockholders. On January 29, 2021, the Company effectuated a 1.2-for-1 forward stock split, resulting in an aggregate of 4,312,500 Class B shares held by its initial stockholders.

NOTE 9 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Class A common stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of March 31, 2021 and 2020, there were 1,134,507, and 0 shares of Class A common stock issued or outstanding, excluding 16,115,493 and 0 shares subject to possible redemption.

Class B common stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of March 31, 2021 and 2020, there were 4,312,500 shares of Class B common stock issued or outstanding.

The shares of Class B common stock will automatically convert into shares of the Company’s Class A common stock at the time of an initial Business Combination or at any time prior thereto at the option of the holder on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in our initial public offering and related to the closing of the initial Business Combination, including pursuant to a specified future issuance, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, including a specified future issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of our initial public offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to us). If the Company enters into an initial Business Combination, it may (depending on the terms of such an initial Business Combination) be required to increase the number of shares of Class A common stock which the Company is authorized to issue at the same time as the Company’s stockholders vote on the initial Business Combination to the extent the Company seeks stockholder approval in connection with the initial Business Combination. Holders of the Company’s common stock are entitled to one vote for each share of common stock.

On February 24, 2020, the Company effectuated a recapitalization. Each outstanding share of the Company’s Common Stock became 0.8425 shares of Class B common stock, resulting in an aggregate of 4,312,500 Founder Shares outstanding. On August 14, 2020, the Sponsor forfeited an aggregate of 2,833,333 shares of Class B Common Stock to the Company, and each of Nautilus and HB Strategies purchased from the Company 1,379,167 shares of Class B Common Stock. In January 2021, three initial stockholders of the Company forfeited an aggregate of 718,750 shares of Class B common stock at no cost, which the Company cancelled, resulting in an aggregate of 3,593,750 founder shares outstanding and held by its initial stockholders. On January 29, 2021, the Company effectuated a 1.2-for-1 forward stock split, resulting in an aggregate of 4,312,500 Class B shares held by its initial stockholders.

Cepton Technologies, Inc. [Member]
SHAREHOLDERS' EQUITY [Line Items]
SHAREHOLDERS' EQUITY

Note 9. Stockholders’ Deficit

Common Stock

Holders of common stock are entitled to one vote per share, and to receive dividends when, as and if declared by the Board of Directors, and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares.

As of June 30, 2021, the Company had authorized 75,000,000 shares of common stock, each with a par value of $0.00001. As of June 30, 2021, there were 27,412,984 shares of the Company’s common stock issued and outstanding.

Class F Stock

Holders of Class F stock have the option to convert their shares into common stock at any time, and without payment of additional consideration. Additionally, Class F stock will automatically convert into shares of common stock upon either the date and time, or occurrence of an event, specified by vote or written consent of the holders of a majority of the then outstanding shares of Class F stock, at the then effective conversion rate. Finally, Class F stock will automatically convert into shares of preferred stock in the event an investor in a preferred stock financing purchases Class F stock shares from a holder of Class F stock. The conversion ratio for Class F stock to common or preferred stock was one-to-one as of June 30, 2021 and December 31, 2020.

Each share of Class F stock has the same voting rights as the equivalent number of common stock on an as-converted basis. Class F stockholders are entitled to elect two members of the Board of Directors. The holders of common stock are not entitled to elect any members of the Board of Directors so long as there is any Class F stock outstanding.

Holders of Class F stock are entitled to receive dividends when and if declared by the Board of Directors, and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders after distributions to holders of preferred stock.

The Class F stock is subject to vesting terms wherein each holder acquires a vested interest in the stock over a service period of four years.

As of June 30, 2021, the Company had authorized 8,402,000 shares of Class F stock, each with a par value of $0.00001. As of June 30, 2021, there were 8,372,143 shares of the Company’s Class F stock issued and outstanding. In addition, there were no unvested shares of Class F stock as of June 30, 2021.

Note 9. Stockholders’ Deficit

Common Stock

Holders of common stock are entitled to one vote per share, and to receive dividends when, as and if declared by the Board of Directors, and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares.

On July 5, 2016, the Board of Directors approved the number of shares of common stock authorized to be issued as 50,000,000 shares with par value $0.00001 per share, the number of shares of Class F stock authorized to be issued as 8,500,000 shares with par value $0.00001 per share, and the number of shares of Series A Preferred Stock to be issued as 8,000,000 shares with par value $0.00001 per share.

On July 11, 2018, the Board of Directors approved to adjust the number of shares of common stock authorized to be issued to 60,000,000 shares with par value of $0.00001 per share, and authorized to issue 5,600,000 shares of Series B Preferred Stock with par value of $0.00001 per share and 3,272,475 shares of Series B-1 Preferred Stock with par value of $0.00001. In addition, the Board of Directors approved an adjustment to the number of shares of Class F stock authorized to be issued to 8,450,000 shares with par value of $0.00001 per share.

On January 31, 2020, under the Amended and Restated Certificate of Incorporation, the Board of Directors approved to adjust the number of shares of common stock authorized to be issued to 75,000,000 shares with par value of $0.00001 per share, the number of shares of Class F stock authorized to be issued to 8,402,000 with par value of $0.00001 per share, and the total number of shares of Preferred Stock authorized to be issued to 22,806,009 with par value of $0.00001 per share. The approved number of shares of Preferred Stock authorized to be issued consist of 8,000,000 shares of Series A Preferred Stock, 4,069,000 shares of Series B Preferred Stock, 3,272,475 of Series B-1 Preferred Stock, and 7,463,934 of Series C Preferred Stock.

As of December 31, 2020 and 2019, there were 27,184,882 and 27,004,791 shares of the Company’s common stock issued and outstanding.

Class F Stock

Holders of Class F stock have the option to convert their shares into common stock at any time, and without payment of additional consideration. Additionally, Class F stock will automatically convert into shares of common stock upon either the date and time, or occurrence of an event, specified by vote or written consent of the holders of a majority of the then outstanding shares of Class F stock, at the then effective conversion rate. Finally, Class F stock will automatically convert into shares of preferred stock in the event an investor in a preferred stock financing purchases Class F stock shares from a holder of Class F stock. The conversion ratio for Class F stock to common or preferred stock was one-to-one as of December 31, 2020 and 2019.

Each share of Class F stock has the same voting rights as the equivalent number of common stock on an as-converted basis. Class F stockholders are entitled to elect two members of the Board of Directors. The holders of common stock are not entitled to elect any members of the Board of Directors so long as there is any Class F stock outstanding.

Holders of Class F stock are entitled to receive dividends when and if declared by the Board of Directors, and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders after distributions to holders of preferred stock.

The Class F stock is subject to vesting terms wherein each holder acquires a vested interest in the stock over a service period of four years. As of December 31, 2020, there were no unvested shares. As of December 31, 2019, there were 254,794 unvested shares.

On July 8, 2020, the Company facilitated the sale of 29,857 shares of previously issued Class F stock by a shareholder to an investor for $8.3736 per share or an aggregate purchase price of $250,011 paid to the shareholder. The investor who purchased the Class F stock had previously invested in the Company’s Series C preferred stock financing on February 4, 2020 and as a result, their purchased Class F stock automatically converted into shares of Series C preferred stock. The Company determined the Class F stock was sold at fair value.

As of December 31, 2020 and 2019, there were 8,372,143 and 8,402,000 shares of Class F stock issued and outstanding.